Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lessee, Assets and Liabilities
Right-of-use assets and lease liabilities consist of the following at December 31, 2023 and 2022:

	As of December 31, 2023	As of December 31, 2022
Assets
Operating lease right-of-use assets, net	$43,349	$43,724
Finance lease right-of-use assets, net (included in property and equipment, net)	5,794	1,998
Total right-of-use assets	$49,143	$45,722

Liabilities
Current
Current portion of operating lease liabilities	$6,692	$9,177
Current portion of finance lease liabilities (included in accrued other)	1,189	425
Total current lease liabilities	7,881	9,602
Long-term
Long-term operating lease liabilities	39,803	37,224
Long-term finance lease liabilities (included in other long-term liabilities)	4,548	1,619
Total lease liabilities	$52,232	$48,445

Lease, Cost
The components of lease costs recognized in the consolidated statements of operations and comprehensive loss consist of the following for the years ended December 31, 2023 and 2022 and are included in selling, general, and administrative expenses unless otherwise noted:

	Years Ended December 31,
	2023	2022
Operating lease costs	$11,193	$12,465
Finance lease costs
Amortization of finance lease right-of-use assets	538	523

Interest on finance lease liabilities (included in interest expense)	135	79
Variable lease costs	2,303	2,737
Total lease costs	$14,169	$15,804
The weighted-average remaining lease term as of December 31, 2023 and 2022 was 6.93 years and 5.68 years for operating leases and 4.76 years and 5.37 years for finance leases, respectively. The weighted-average discount rate as of December 31, 2023 and 2022 was 6.64% and 4.88% for operating leases and 6.30%and 3.60% for finance leases, respectively.
The cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2023 and 2022 is as follows:

	Years Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$10,574	$12,590
Operating cash flows from finance leases	135	79
Financing cash flows from finance leases	593	426
ROU assets obtained in exchange for new operating lease liabilities	9,959	9,811
ROU assets obtained in exchange for new finance lease liabilities	4,290	—

Lessee, Operating Lease, Liability, to be Paid, Maturity
The following table reconciles the undiscounted cash flows expected to be paid in each of the next five years and thereafter recorded in the consolidated balance sheets for operating and finance leases as of December 31, 2023:

	Operating Lease	Finance Leases
2024	$9,458	$1,509
2025	9,652	1,487
2026	9,252	1,249
2027	8,036	1,185
2028	5,968	948
Thereafter	18,135	263
Total lease payments	60,501	6,641
Less: amount representing interest	(14,006)	(904)
Present value of lease liabilities	46,495	5,737
Less: current portion of lease liabilities	(6,692)	(1,189)
Long-term lease liabilities, net of current portion	$39,803	$4,548

Finance Lease, Liability, to be Paid, Maturity
The following table reconciles the undiscounted cash flows expected to be paid in each of the next five years and thereafter recorded in the consolidated balance sheets for operating and finance leases as of December 31, 2023:

	Operating Lease	Finance Leases
2024	$9,458	$1,509
2025	9,652	1,487
2026	9,252	1,249
2027	8,036	1,185
2028	5,968	948
Thereafter	18,135	263
Total lease payments	60,501	6,641
Less: amount representing interest	(14,006)	(904)
Present value of lease liabilities	46,495	5,737
Less: current portion of lease liabilities	(6,692)	(1,189)
Long-term lease liabilities, net of current portion	$39,803	$4,548